Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Credit Carryforward (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 115,809	¥ 46,306
Within 5 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	10,018	8,654
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	18,107	9,865
Later than 10 years [Member]
Disclosure details of carry forward details of tax credits unutilised for which no deferred tax assets are recognized [Line items]
Tax credit carryforwards	¥ 87,684	¥ 27,787